Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Cash Flows [Abstract]
Net income from continuing operations	$ 309.3	$ 119.1	$ 82.1
Adjustments to Reconcile Net Income to Cash Provided by Operating Activities
Depreciation and amortization	284.3	187.0	145.4
Impairments	0	0	16.4
Accretion	0.5	0.5	0.4
Gain on extinguishment of debt	(3.2)	0	0
Non-cash unit-based compensation	19.4	0	0
Gain on sale of property and other assets	(0.1)	0	0
Deferred tax expense (benefit)	15.3	35.5	(12.9)
Gain on derivatives recognized in net income	(22.1)	0	0
Cash settlements on derivatives	(0.3)	0	0
Amortization of debt issue costs	1.7	0	0
Amortization of premium on notes	(2.9)	0	0
Distributions	7.0	10.9	0.4
Equity in income of equity investments	(18.9)	(14.8)	(2.0)
Changes in Assets and Liabilities
Accounts receivable, accrued revenue and other	(85.4)	0	0
Natural gas and natural gas liquids, prepaid expenses and other	(6.9)	0.7	(2.6)
Accounts payable, accrued gas and crude oil purchases and other accrued liabilities	(18.3)	(8.6)	(17.5)
Net cash provided by operating activities	479.4	330.3	209.7
Cash Flows from Investing Activities
Additions to property and equipment	(796.0)	(244.3)	(337.2)
Acquisition of business	(421.1)	0	0
Proceeds from sale of property	0.1	0	0
Investment in limited liability company	(5.7)	0	(17.1)
Distribution from limited liability company in excess of earnings	10.9	1.1	1.9
Net cash used in investing activities	(1,211.8)	(243.2)	(352.4)
Cash Flows from Financing Activities
Proceeds from borrowings	3,151.5	0	0
Payments on borrowings	(2,501.3)	0	0
Payments on capital lease obligations	(3.0)	0	0
Increase in drafts payable	10.2	0	(1.6)
Debt refinancing costs	(18.5)	0	0
Conversion of restricted units, net of units withheld for taxes	(0.7)	0	0
Proceeds from issuance of common units	412.0	0	0
Distributions to non-controlling interest	(159.5)	0	0
Contributions by non-controlling interest	6.3	0	0
Distribution to partners	(239.8)	0	0
Contributions by (distributions to) Predecessor	(21.3)	(151.2)	87.8
Proceeds from Contributions from Affiliates	105.7	0	0
Proceeds from exercise of unit options	0.4	0	0
Net cash provided by (used in) financing activities	742.0	(151.2)	86.2
Net cash provided by operating activities	5.0	31.1	66.9
Net cash provided by (used in) investing activities	(0.6)	154.2	61.0
Net cash used in financing activities-net distributions to Devon and non-controlling interests	(4.4)	(136.8)	(63.9)
Net cash provided by discontinued operations	0	48.5	64.0
Net increase (decrease) in cash and cash equivalents	9.6	(15.6)	7.5
Cash and cash equivalents, beginning of period	0	15.6	8.1
Cash and cash equivalents, end of period	9.6	0	15.6
Cash paid for interest	53.8	0	0
Cash paid for income taxes	$ 7.1	$ 0	$ 0